Note 5 - Patents and Trademarks and Copyrights (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net	$ 424,592		$ 440,001	$ 405,351
Patents, Trademarks and Copyrights Capitalized	4,546		71,381	85,968
Finite-Lived Intangible Asset, Useful Life	15 years		15 years
Amortization of Intangible Assets	19,955	16,691	36,731	30,057
				$ 9,855